ASSETS CHARGED AS SECURITY FOR LIABILITIES AND COLLATERAL ACCEPTED AS SECURITY FOR ASSETS - Schedule of Collateral Held as Security for Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
On-balance sheet:
Disclosure Of Assets Pledged As Security [Line Items]
Total on-balance sheet/ off-balance sheet	£ 723	£ 888
On-balance sheet: | Deposits by banks
Disclosure Of Assets Pledged As Security [Line Items]
Total on-balance sheet/ off-balance sheet	723	888
Off-balance sheet
Disclosure Of Assets Pledged As Security [Line Items]
Total on-balance sheet/ off-balance sheet	£ 14,862	£ 15,652